Financial Liabilities and Lease Debts - Schedule of Financial Liabilities and Lease Debts (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Lease debts	$ 23,823	$ 27,725
Other non-current financial liabilities	658	735
Total non-current financial liabilities and non-current lease debts	90,008	101,738
Lease debts	6,774	7,701
Other current financial liabilities	6,189	6,369
Total current financial liabilities and current lease debts	14,274	18,161
Trade payables	18,200	17,277
Other current liabilities	10,647	12,342
Total Financial liabilities and lease debts	133,129	149,518
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
Current liability of loan	1,311	4,090
BPI Refundable Advance Agreement [Member]
Disclosure of financial liabilities [line items]
Conditional advances	4,222	4,042
Non current liability of loan	4,222	4,042
European Investment Bank Loan [Member]
Disclosure of financial liabilities [line items]
Conditional advances	48,442	47,175
Non current liability of loan	48,442	47,175
European Investment Bank Warrants [Member]
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities	$ 12,863	$ 22,059